PROPERTY, PLANT AND EQUIPMENT - Mineral Property Costs Not Subject to Depreciation (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 29,354	$ 28,559
Construction-in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,190	1,856
Mining property not subject to depreciation, acquired [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	53	53
Mining property not subject to depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,390	4,485	$ 5,158
Mining property not subject to depreciation [Member] | Pascua-Lama
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	721	725
Mining property not subject to depreciation [Member] | Norte Abierto Project
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	701	686
Mining property not subject to depreciation [Member] | Reko Diq [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,725	914
Mining property not subject to depreciation [Member] | Donlin Gold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 0	$ 251